RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary Of Revision Of Previously Issued Financial Statements (Parenthetical) (Details) - Common Class A - Foresight Acquisition Corp [Member] - shares
		3 Months Ended
	Feb. 12, 2021	Mar. 31, 2021
IPO
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stock Issued During Period, Shares, New Issues	31,625,000	31,625,000
Private Placement [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Stock Issued During Period, Shares, New Issues		832,500